Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Current assets
Prepayments	$ 117,156
Amounts due from related parties	50,777
Marketable securities	2,716,949
Cash	9,303	296
Total current assets	2,894,185	296
Total assets	2,894,185	296
Current liabilities
Trade and other payables	(679,794)	(58,174)
Amounts due to related parties	(371,050)	(350,900)
Royalty option liability	(2,273,000)
Warrant liability	(3,785,924)
Loan from related party		(2,451,325)
Total current liabilities	(7,109,768)	(2,860,399)
Loan from related party	(2,877,995)
Total non-current liabilities	(2,877,995)
Net current liabilities	(4,215,583)	(2,860,103)
Net liabilities	(7,093,578)	(2,860,103)
EQUITY/(DEFICIT)
Share capital
Share premium	1,087,486
Capital reserves	387,321	203,149
Accumulated losses	(8,568,385)	(3,063,252)
Total deficit	$ (7,093,578)	$ (2,860,103)